UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota              08/16/04
--------------------        ------------------------       ------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $402,122
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.   Form 13F File Number      Name

1.    28- 10924                 Waterstone Market Neutral Offshore Fund, Ltd.

2.    28- 10926                 Waterstone Capital Offshore Advisors, LP

FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2           COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

NAME                               TITLE                           VALUE    SHRS OR  SH/ PUT/   INVESTMNT  OTHER  VOTING AUTHORITY
OF ISSUER                          OF CLASS            CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETN   MGRS  SOLE    SHARED NONE
---------                          --------            -----       -------- -------  --------   --------   ----  ----    ------ ----
AT&T Wireless Svcs Inc.            COM                 00209A106    1862      130000             Sole       1,2    130000
Advanced Fibre Communications      COM                 00754A105    2588      128095             Sole       1,2    128095
Allscripts Healthcare Solutions    COM                 01988P108     463       59011             Sole       1,2     59011
American Axle & MF Hldgs In        COM                 024061103    3276       90100             Sole       1,2     90100
Apogent Technologies Inc           COM                 03760A101    4160      130000             Sole       1,2    130000
Bristol Myers Squibb Co            COM                 110122108    2078       84800             Sole       1,2     84800
Caterpillar Inc Del                COM                 149123101    3178       40000             Sole       1,2     40000
Charter One Finl Inc               COM                 160903100    5329      120600             Sole       1,2    120600
Countrywide Financial Corp         COM                 222372104    3000       42698             Sole       1,2     42698
Disney Walt Co                     COM DISNEY          254687106     997       39100             Sole       1,2     39100
EMC Corp Mass                      COM                 268648102    3138      275300             Sole       1,2    275300
Exult Inc Del                      COM                 302284104      48        9000             Sole       1,2      9000
Ford                               COM Par $.01        345370860      31        2000             Sole       1,2      2000
General Elect Co                   COM                 369604103     428       13200             Sole       1,2     13200
Gentex Corp                        COM                 371901109    1143       28800             Sole       1,2     28800
Genzyme Corp                       COM GENL DIV        372917104    3820       80700             Sole       1,2     80700
Inco Ltd                           COM                 453258402    4417      127800             Sole       1,2    127800
International Stl Group Inc        COM                 460377104    2975      100000             Sole       1,2    100000
Kroll Inc                          COM                 501049100    2228       60400             Sole       1,2     60400
Lear Corp                          COM                 521865105    1280       21700             Sole       1,2     21700
Lockheed Martin Corp               COM                 539830109    1719       33000             Sole       1,2     33000
Mandalay Resort Group              COM                 562567107    4571       66600             Sole       1,2     66600
Newell Rubbermaid Inc              COM                 651229106     254       10800             Sole       1,2     10800
Placer Dome Inc                    COM                 725906101    8080      485600             Sole       1,2    485600
Roper Inds Inc New                 COM                 776696106    4137       72700             Sole       1,2     72700
Schlumberger Ltd                   COM                 806857108    6326       99600             Sole       1,2     99600
Smurfit-Stone Container Corp       COM                 832727101     798       40000             Sole       1,2     40000
TXU Corp                           COM                 873168108    9609      237200             Sole       1,2    237200
Tower Automotive Inc               COM                 891707101    1638      450000             Sole       1,2    450000
Trinity Inds Inc                   COM                 896522109    2352       74000             Sole       1,2     74000
Wachovia Corp 2nd New              COM                 929903102    5118      115000             Sole       1,2    115000
CBRL Group Inc                     NOTE  4/0           12489VAB2    4502    10000000             Sole       1,2  10000000
CH Robinson Worldwide Inc          COM                 12541W100    2627       57300             Sole       1,2     57300
Computer Assoc Intl Inc            NOTE 5.000% 3/1     204912AR0    8867     7150000             Sole       1,2   7150000
Fair Isaac Corp                    NOTE 1.500% 8/1     303250AB0   15042    14848000             Sole       1,2  14848000
Health Mgmt Assoc Inc New          NOTE 1.500% 8/0     421933AF9   31530    30000000             Sole       1,2  30000000
Laboratory Corp Amer Hldgs         NOTE 9/1            50540RAC6    2159     3000000             Sole       1,2   3000000
Celgene Corp                       NOTE 1.750% 6/0     151020AC8   11110     8217000             Sole       1,2   8217000
Credence Sys Corp                  NOTE 1.500% 5/1     225302AF5    7077     5000000             Sole       1,2   5000000
FLIR Sys Inc                       NOTE 3.000% 6/0     302445AB7    4289     3000000             Sole       1,2   3000000
GAP Inc DEL                        NOTE 5.750% 3/1     364760AJ7   12435     8000000             Sole       1,2   8000000
Liberty Media Corp New             DEB  0.750% 3/3     530718AF2   11386    10000000             Sole       1,2  10000000
Manpower Inc                       COM                 56418H100    2549       50200             Sole       1,2     50200
New York Cmnty Cap TR V            BONUSES             64944P307   21842      393100             Sole       1,2    393100
Getty Images Inc                   SDCV 0.500% 6/0     374276AG8   15342    11500000             Sole       1,2  11500000
Halliburton Co                     NOTE 3.125% 7/1     406216AM3    8046     7500000             Sole       1,2   7500000
IDEC Pharmaceuticals Corp          NOTE 4/2            449370AE5    1133     1750000             Sole       1,2   1750000
Keane Inc                          SDCV 2.000% 6/1     486665AB8    4011     4000000             Sole       1,2   4000000
Mercury Interactive Corp           NOTE 5/0            589405AD1   17252    15500000             Sole       1,2  15500000
Lincare Hldgs Inc                  DBCV 3.000% 6/1     532791AB6    9909    10000000             Sole       1,2  10000000
Pacificare Health Sys Del          DBCV 3.000% 10/1    695112AG7    5821     2950000             Sole       1,2   2950000
Penney JC Inc                      NOTE 5.000% 10/1    708160BV7   14778    11000000             Sole       1,2  11000000
RPM Int'l Inc                      NOTE 1.389% 5/1     749685AK9    3059     6000000             Sole       1,2   6000000
Travelers Ppty Cas Corp NEW        NT CV JR 2032       89420G307    2267       95000             Sole       1,2     95000
Wellpoint Health Network NEW       COM                 94973H108    4581       40900             Sole       1,2     40900
Yellow Corp                        NOTE 5.000% 8/0     985509AN8   11231     8250000             Sole       1,2   8250000
Yellow Corp                        NOTE 3.375% 11/2    985509AQ1     878      750000             Sole       1,2    750000
Placer Dome Inc                    DBCV 2.750% 10/1    725906AK7    2250     2000000             Sole       1,2   2000000
Tyco Int'l Group SA                DBCV 3.125% 1/1     902118BG2   64041    39500000             Sole       1,2  39500000
3M CO                              COM                 88579Y101    1998       22200             Sole       1,2     22200
Watson Pharmaceuticals Inc         DBCV 1.750% 3/1     942683AC7    4733     5000000             Sole       1,2   5000000
Fairmont Hotels Resorts Inc        NOTE 3.750% 12/0    305204AB5    3659     3600000             Sole       1,2   3600000
Silicon VY Bancshares              NOTE 6/1            827064AC0     677      535000             Sole       1,2    535000



21823.0003 #503229